Fair Value	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value
Fair Value

Fair Value Measurements

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. In accordance with the Fair Value Measurements and Disclosures (Topic 820) of FASB Accounting Standards Codification, the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company's various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

Fair value is a market-based measurement, not an entity-specific measurement. The fair value guidance provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The fair value is a reasonable point within the range that is most representative of fair value under current market conditions. In accordance with this guidance, the Company groups its assets and liabilities carried at fair value in three levels as follows:

Level 1 Input:

1)	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 Inputs:

1)	Quoted prices for similar assets or liabilities in active markets.

2)	Quoted prices for identical or similar assets or liabilities in markets that are not active.

3)
Inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability (e.g., interest rates, yield curves, credit risks, prepayment speeds or volatilities) or “market corroborated inputs.”

Level 3 Inputs:

1)	Prices or valuation techniques that require inputs that are both unobservable (i.e. supported by little or no market activity) and that are significant to the fair value of the assets or liabilities.

2)
These assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Fair Value on a Recurring Basis:

The following is a description of the Company’s valuation methodologies for assets carried at fair value on a recurring basis. These methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes that its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting measurement date.

Investments in Available for Sale Securities and Loans Held for Sale:

Where quoted prices are available in an active market, securities or other assets are classified in Level 1 of the valuation hierarchy. If quoted market prices are not available for the specific security or available for sale loans, then fair values are provided by independent third-party valuation services. These valuation services estimate fair values using pricing models and other accepted valuation methodologies, such as quotes for similar securities and observable yield curves and spreads. As part of the Company’s overall valuation process, management evaluates these third-party methodologies to ensure that they are representative of exit prices in the Company’s principal markets. For the AFS loans, the fair value represents the face value of the guaranteed portion of the SBA loans pending settlement. Securities and loans in Level 2 include mortgage-backed securities, corporate debt obligations, collateralized mortgage-backed securities, and SBA loans available for sale.

The table below presents the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2018 and 2017.

Financial Assets	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
Investment securities and loans held for sale
As of December 31, 2018
Corporate debt obligations	$—	$500	$—	$500
Residential mortgage-backed securities	—	30,721	—	30,721
Collateralized mortgage-backed securities	—	57	—	57
Loans held for sale		419		419
Total	$—	$31,697	$—	$31,697
As of December 31, 2017
Corporate debt obligations	$—	$1,033	$—	$1,033
Residential mortgage-backed securities	—	36,863	—	36,863
Collateralized mortgage-backed securities	—	95	—	95
Loans held for sale		1,541		1,541
Total	$—	$39,532	$—	$39,532

For the year ended December 31, 2018, there were no transfers between the levels within the fair value hierarchy.

There were no level 3 assets or liabilities held for the year ended at December 31, 2018. The changes in Level 3 assets measured at fair value on a recurring basis are summarized as follows for the year ended December 31, 2017:

Investment Securities Available for Sale
December 31, 2017
(Dollars in thousands)
Beginning balance	$437
Settlements	(437)
Ending balance	$—

Fair Value on a Non-Recurring Basis:

Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Financial Assets	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
As of December 31, 2018
Collateral dependent impaired loans	$—	$—	$6,921	$6,921
OREO	$—	$—	$5,124	$5,124
As of December 31, 2017
Collateral dependent impaired loans	$—	$—	$9,093	$9,093
OREO	$—	$—	$7,248	$7,248

All collateral dependent impaired loans have an independent third-party full appraisal to determine the NRV based on the fair value of the underlying collateral, less cost to sell (a range of 5% to 10%) and other costs, such as unpaid real estate taxes, that have been identified. The appraisal will be based on an "as-is" valuation and will follow a reasonable valuation method that addresses the direct sales comparison, income, and cost approaches to market value, reconciles those approaches, and explains the elimination of each approach not used. Appraisals are updated every 12 months or sooner if we have identified possible further deterioration in value.

OREO consists of real estate properties which are recorded at fair value. All properties have an independent third-party full appraisal to determine the fair value, less cost to sell (a range of 5% to 10%) and other costs, such as unpaid real estate taxes, that have been identified. The appraisal will be based on an "as-is" valuation and will follow a reasonable valuation method that addresses the direct sales comparison, income, and cost approaches to market value, reconciles those approaches, and explains the elimination of each approach not used. Appraisals are updated every 12 months or sooner if we have identified possible further deterioration in value.

Fair Value of Financial Instruments

The Company discloses estimated fair values for its significant financial instruments in accordance with FASB ASC (Topic 825), “Disclosures about Fair Value of Financial Instruments”. The methodologies for estimating the fair value of financial assets and liabilities that are measured at fair value on a recurring or non-recurring basis are discussed above. The methodologies for estimating the fair value of other financial assets and liabilities are discussed below.

For certain financial assets and liabilities, carrying value approximates fair value due to the nature of the financial instrument. These instruments include cash and cash equivalents, accrued interest receivable, demand and other non-maturity deposits and accrued interest payable.

The Company used the following methods and assumptions in estimating the fair value of the following financial instruments:

Investment Securities: Fair value of securities available for sale is described above. Fair value of held to maturity securities is based upon quoted market prices for identical or similar assets.

Loans Held for Sale: Fair value represents the face value of the guaranteed portion of SBA loans pending settlement.

Loans Receivable. For residential mortgages loans, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the risk adjusting current interest rates at which similar loans would be made to borrowers with similar credit ratings and same remaining maturities, adjusted for the liquidity discount and underwriting uncertainty.

Restricted stock: Carrying value of FHLBNY and the Atlantic Central Bankers Bank stocks represent the par values of the stocks and is adjusted for impairments if any. The carrying value approximated fair value.

Time deposits: The fair value of time deposits is based on the discounted value of contractual cash flows, where the discount rate is estimated using the market rates currently offered for deposits of similar remaining maturities.

Borrowings: The fair values of FHLBNY borrowings, other borrowed funds and subordinated debt are based on the discounted value of estimated cash flows. The discounted rate is estimated using market rates currently offered for debts with similar credit rating, terms and remaining maturities.

For a further discussion of the Company’s valuation methodologies for financial instrument measured at fair value, see the Note 1 - Description of Business and Summary of Significant Accounting Policies of the Consolidated Financial Statements.

Bank premises and equipment, customer relationships, deposit base and other information required to compute the Company’s aggregate fair value are not included in the above information. Accordingly, the above fair values are not intended to represent the aggregate fair value of the Company.

The following table summarizes the carrying amounts and fair values for financial instruments at December 31, 2018 and December 31, 2017:

December 31, 2018	Carrying Amount	Fair Value
		Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial Assets:
Cash and cash equivalents	$154,471	$154,471	$154,471	$—	$—
Investment securities AFS	31,278	31,278	—	31,278	—
Investment securities HTM	1,113	1,292	—	1,292	—
Restricted stock	5,858	5,858	—	—	5,858
Loans held for sale	419	419	—	419	—
Loans, net	1,222,082	1,209,223	—	1,187,975	21,248
Accrued interest receivable	5,191	5,191	—	5,191	—

Financial Liabilities:
Non-time deposits	$752,512	$752,512	$—	$752,512	$—
Time deposits	431,361	$433,575	$—	$433,575	$—
Borrowings	118,053	$118,965	$—	$118,965	—
Accrued interest payable	1,390	$1,390	$—	$1,390	$—

December 31, 2017	Carrying Amount	Fair Value
		Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial Assets:
Cash and cash equivalents	$42,113	$42,113	$42,113	$—	$—
Investment securities AFS	37,991	37,991	—	37,991	—
Investment securities HTM	2,268	2,468	—	2,468	—
Restricted stock	6,172	6,172	—	—	6,172
Loans held for sale	1,541	1,541	—	1,541	—
Loans, net	995,184	1,001,655	—	976,660	24,995
Accrued interest receivable	4,025	4,025	—	4,025	—

Financial Liabilities:
Non-time deposits	$498,522	$498,522	$—	$498,522	$—
Time deposits	367,861	368,863	—	368,863	—
Borrowings	128,053	127,552	—	127,552	—
Accrued interest payable	719	719	—	719	—